Fair Value Measurements - Additional Information (Details) - USD ($)						3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 26, 2022	Aug. 03, 2022	Aug. 02, 2022	Mar. 19, 2022	Mar. 19, 2021	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Number of shares issued on conversion								1,137,594
Cash received					$ 5,000,000.0
Common stock warrants issued								1,034,176	1,034,176
Change in Level 3 liabilities measured at fair value								$ 300,000	$ 1,600,000
Reclassification of warrants to equity, shares	479,316
Warrant liability						$ 0	$ 0	$ 4,516,485	$ 4,057,927
Series X Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Conversion of SAFE liability to Series X preferred stock (in shares)			100,000				100,000
Warrants exchanged for shares of common stock	1,250
Common Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Number of shares issued on conversion	1,175,000
Warrants exchanged for shares of common stock	350,000
2020 Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Warrants exchanged for shares of common stock	750,000
Convertible notes 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Number of shares issued on conversion	238,094							1,137,594
Convertible notes 2022 | Series X Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Issuance of Series X preferred stock in connection with conversion of notes payable (in shares)	2,555
SAFE Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Change in Level 3 liabilities measured at fair value							$ (163,025)	$ (175,783)
SAFE Agreement | 2020 Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Cash received				$ 5,000,000.0
Common stock warrants issued							195,140	1,034,176
Number of warrants exchanged		750,000
Change in Level 3 liabilities measured at fair value						$ 3,300,000	$ 1,800,000
Warrants exchanged for shares of common stock		350,000